Immaterial Error Correction (Details) - Schedule of Retained Earnings and Net Loss Per Share - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations	$ (18,218,725)	$ (14,104,051)	$ (14,104,051)
Financial expense	(4,208,923)	(1,946,324)	(1,946,324)
Loss before income tax expense	(21,868,930)	(13,330,739)	(13,330,739)
Net loss	$ (21,868,930)	$ (13,330,739)	(13,330,739)
Net loss attributable to stockholders			$ (13,330,739)
Net loss per share
Weighted average shares used to compute basic (in Shares)	57,818,937	34,549,212	34,549,212
Net loss per common share – basic (in Dollars per share)	$ (0.38)	$ (0.39)	$ (0.39)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations			$ (14,104,051)
Financial expense			(616,003)
Loss before income tax expense			(12,000,418)
Net loss			(12,000,418)
Net loss attributable to stockholders			$ (12,000,418)
Net loss per share
Weighted average shares used to compute basic (in Shares)			34,549,212
Net loss per common share – basic (in Dollars per share)			$ (0.35)
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations
Financial expense			(1,330,321)
Loss before income tax expense			(1,330,321)
Net loss			(1,330,321)
Net loss attributable to stockholders			$ (1,330,321)
Net loss per share
Net loss per common share – basic (in Dollars per share)			$ (0.04)